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                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in Post-Effective Amendment No. 13 ("PEA No. 13") on April 17, 2003, pursuant to Rule 485(b) under the 1933 Act for Janus Adviser Small Cap Value Fund.

         3.       The text of PEA No. 13 has been filed electronically.


         DATED:  April 22, 2003

                                 JANUS ADVISER SERIES
                                 on behalf of Janus Adviser Small Cap Value Fund



                                 By: /s/ Bonnie M. Howe
                                    --------------------------------------------
                                    Bonnie M. Howe
                                    Vice President